Schedule of unrecognized tax benefit amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Unrecognized tax benefits - beginning	$ 4,582	$ 3,602
Gross increases - tax positions in prior period	52	0
Gross increase - current-period tax positions	717	980
Unrecognized tax benefits - ending	$ 5,351	$ 4,582